Segment information and disaggregated revenue disclosures	9 Months Ended
Sep. 30, 2020
Operating segments [Abstract]
Segment information and disaggregated revenue disclosures	Segment information and disaggregated revenue disclosures
The Company has one operating segment, which is the design and marketing of semiconductor components for cellular wireless systems. All information required to be disclosed under IFRS 8 Operating Segments is shown in the Condensed Consolidated Financial Statements and these associated Notes.
Sales to external customers disclosed below are based on the geographical location of the customers. The following table sets forth the Company’s total revenue by region for the periods indicated. The Company categorizes its total revenue geographically based on the location to which it invoices.

	Nine months ended September 30,
	2019	2020
	(In thousands)
Asia:
Taiwan	$10,276	$7,557
Korea	3,700	15,840
China (including Hong Kong)	1,521	387
Rest of Asia	95	48
Total Asia	15,592	23,832
United States of America	4,951	9,427
Rest of world	355	1,866
Total revenue	$20,898	$35,125
Of our total revenue, 99.7% is attributable to international sales for the nine months ended September 30, 2020 and 2019.
The Company categorizes its total revenue based on technology.

	Nine months ended September 30,
	2019	2020
	(In thousands)
Broadband and Critical IoT	$6,953	$17,443
Massive IoT	10,486	8,641
Vertical	3,459	9,041
Total revenue	$20,898	$35,125

Additionally, the Company categorizes its total revenue based on product and other revenue.

	Nine months September 30,
	2019	2020
	(In thousands)
Product	$16,093	$25,855
License	350	—
Development and other services	4,455	9,270
Total revenue	$20,898	$35,125

The substantial majority of the Company’s non-current assets are held by the parent company, Sequans Communications S.A and located in France.
For the nine-month periods ended September 30, 2019 and 2020, customers representing more than 10% of revenue, and related accounts receivables at the end of the period, were:

Customer Customer Location	% of total revenues for the nine months ended September 30,		Trade receivables at
	2019	2020	September 30, 2020
A South Korea	18%	45%	$7,205,850
B Taiwan	36%	21%	$4,992,728
C United States of America	Less than 10%	20%	$—
D Taiwan	13%	Less than 10%	$879,606
Revenues from development contracts where no related direct costs were identified amounted to $100,000 and $669,000 for the nine months ended September 30, 2020, and 2019, respectively.
When the Company performs under contracts by transferring goods or services before the customer pays consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional. Where the Company has an unconditional right to payment, these are included in unbilled revenue until billing occurs and classified as trade receivables. As of September 30, 2020, the transaction price allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) was $1,784,000 all of which is expected to be recognized in the next year and excluding the amounts related to the development service contract entered into in October 2019, described under Note 19.